Cover	Nov. 09, 2022
Cover [Abstract]
Entity Registrant Name	Solitron Devices, Inc.
Entity Central Index Key	0000091668
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 09, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-1684144
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-04978
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
City Area Code	561
Local Phone Number	848-4311
Entity Address Address Line 1	901 Sansburys Way
Entity Address Postal Zip Code	33411